UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2004

Date of reporting period: 03/31/2004

Item 1. Report to Stockholders.

May 2004

Report to Fellow Shareholders:

Equity markets remained strong over the last six months driven by an improving economy and strong corporate earnings. Small capitalization stocks have continued to lead the market, as their earnings are more sensitive to economic expansion. Nicholas II had a strong return as well, increasing 17.51% over the last six months and 42.90% for the one-year period ended March 31, 2004.

Returns for Nicholas II, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2004.

	Average Annual Total Return

	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc.	17.51%	42.90%	7.44%	2.16%	9.79%	10.01%
Russell Midcap Growth	17.58%	49.63%	5.00%	2.29%	10.27%	11.86%
Russell Midcap	19.83%	50.83%	9.18%	8.42%	13.08%	13.28%
Morningstar Mid-Cap Growth Category	15.61%	43.78%	0.91%	2.77%	9.22%	10.85%
Standard & Poor's 500 Index	14.08%	35.10%	0.63%	(1.20)%	11.68%	11.82%
Ending value of $10,000 invested in Nicholas II, Inc. (Distributions Reinvested)	$11,751	$14,290	$12,401	$11,130	$25,454	$41,825

Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm.

We expect the market to flatten out or even correct as valuations have hit high levels. Rising interest rates caused by inflation worries, high energy costs, and continued problems in Iraq have raised concerns in the market. At this stage, we feel our high quality, steadily growing companies will do well relative to the overall market.

Please visit our expanded website, www.nicholasfunds.com, for account access and fund information. Thank you for your continued interest in our Fund.

Sincerely,

David O. Nicholas
Portfolio Manager

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------

                                           Six Months                 Year ended September 30,
                                        Ended 03/31/2004 --------------------------------------------------------
                                           (unaudited)       2003       2002       2001       2000       1999
                                           -----------      ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD ....    $18.97         $15.34     $17.54     $36.58     $31.83     $34.78
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (loss)...........      (.01)          (.01)      (.02)      (.01)       .01        .01
  Net gain (loss) on securities
     (realized and unrealized)...........      3.33           3.64      (1.60)     (5.91)      5.22       1.18
                                             ------         ------     ------     ------     ------     ------
   Total from investment operations......      3.32           3.63      (1.62)     (5.92)      5.23       1.19
                                             ------         ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS
  From net investment income.............        --             --         --         --       (.01)      (.13)
  From net capital gain..................      (.00)*           --       (.58)    (13.12)      (.47)     (4.01)
                                             ------         ------     ------     ------     ------     ------
     Total distributions.................      (.00)*           --       (.58)    (13.12)      (.48)     (4.14)
                                             ------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........    $22.29         $18.97     $15.34     $17.54     $36.58     $31.83
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------
TOTAL RETURN.............................    17.51%**       23.66%     (9.99)%   (20.89)%    16.49%      2.50%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....    $538.0         $472.5     $408.5     $512.0     $775.4     $874.1
Ratio of expenses to average net assets..     0.63%***        .65%       .65%       .62%       .62%       .61%
Ratio of net investment income (loss)
  to average net assets..................     (.03)%***     (.06)%     (.12)%     (.03)%       .02%       .03%
Portfolio turnover rate..................    14.55%***      26.10%     47.37%     49.92%     65.46%     21.03%
  * The amount rounds to $0.00, actual amount is $0.00154.
 ** Not annualized.
*** Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2004 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Percentage
        Name                                                        of Net Assets
        ----                                                        -------------
        Renal Care Group, Inc. ....................................     2.45%
        International Speedway Corporation - Class A ..............     2.38%
        Willis Group Holdings Limited .............................     2.19%
        Lamar Advertising Company .................................     1.94%
        Fiserv, Inc. ..............................................     1.83%
        CDW Corporation ...........................................     1.82%
        ARAMARK Corporation .......................................     1.79%
        Marshall & Ilsley Corporation .............................     1.76%
        Kohl's Corporation ........................................     1.73%
        Boston Scientific Corporation .............................     1.65%
                                                                       ------
        Total of top ten ..........................................    19.54%
                                                                       ------
                                                                       ------
Schedule of Investments
March 31, 2004 (unaudited)
------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                       Value
----------                                                  ------------

COMMON STOCKS - 96.11%
           Consumer Discretionary -
            Auto & Components -- 1.20%
  120,600  Harley-Davidson, Inc. ...........................$  6,432,804
                                                            ------------

           Consumer Discretionary -
            Hotels, Restaurants & Leisure -- 6.12%
   55,000  Applebee's International, Inc. ..................   2,274,250
  271,926  International Speedway Corporation - Class A ....  12,780,522
  100,000  Outback Steakhouse, Inc. ........................   4,870,000
  145,000  Panera Bread Company * ..........................   5,643,400
   65,000  Starbucks Corporation * .........................   2,453,750
  120,000  Wendy's International, Inc. .....................   4,882,800
                                                            ------------
                                                              32,904,722
                                                            ------------
           Consumer Discretionary -
            Media -- 6.71%
  190,265  Clear Channel Communications, Inc. ..............   8,057,723
  475,407  DIRECTV Group, Inc. (The) * ......................  7,311,760
   60,000  EchoStar Communications Corporation * ...........   1,965,000
  260,000  Lamar Advertising Company * .....................  10,457,200
  603,918  Liberty Media Corporation - Class A * ...........   6,612,902
   53,172  News Corporation Limited (The) Preferred ADR ....   1,686,084
                                                            ------------
                                                              36,090,669
                                                            ------------
           Consumer Discretionary -
            Retail -- 7.65%
  100,000  Family Dollar Stores, Inc. ......................   3,595,000
  275,000  InterActiveCorp * ...............................   8,687,250
  120,000  J.C. Penney Company, Inc. .......................   4,173,600
  192,100  Kohl's Corporation * ............................   9,284,193
  222,000  O'Reilly Automotive, Inc. * .....................   8,888,880
  145,000  Target Corporation ..............................   6,530,800
                                                            ------------
                                                              41,159,723
                                                            ------------
           Consumer Staples -
            Food, Beverage & Tobacco -- 1.17%
  215,000  Hormel Foods Corporation ........................   6,305,950
                                                            ------------
           Consumer Staples -
            Food & Staple Retail -- 0.78%
  119,148  CVS Corporation .................................   4,205,924
                                                            ------------
           Energy -- 3.21%
  122,950  Apache Corporation ..............................   5,307,752
   80,000  BJ Services Company * ...........................   3,461,600
  110,000  GlobalSantaFe Corporation .......................   3,054,700
   23,000  Nabors Industries, Ltd. * .......................   1,052,250
  175,000  XTO Energy, Inc. ................................   4,417,000
                                                            ------------
                                                              17,293,302
                                                            ------------
           Financials - Banks -- 6.15%
   95,000  Commerce Bancorp, Inc. ..........................   6,258,600
   90,545  Fifth Third Bancorp .............................   5,013,477
  110,000  MGIC Investment Corporation .....................   7,065,300
  250,000  Marshall & Ilsley Corporation ...................   9,452,500
  185,000  National Commerce Financial Corporation .........   5,292,850
                                                            ------------
                                                              33,082,727
                                                            ------------
           Financials - Diversified -- 3.53%
   67,500  Affiliated Managers Group, Inc. * ...............   3,684,150
  170,000  Eaton Vance Corp. ...............................   6,480,400
   95,000  Legg Mason, Inc. ................................   8,814,100
                                                            ------------
                                                              18,978,650
                                                            ------------
           Financials - Insurance -- 7.24%
  170,000  Arthur J. Gallagher & Co. .......................   5,536,900
   44,000  Everest Re Group, Ltd. ..........................   3,759,360
  188,800  Nationwide Financial Services, Inc. .............   6,806,240
   70,000  PartnerRe Ltd. ..................................   3,951,500
   70,000  Protective Life Corporation .....................   2,621,500
  104,000  SAFECO Corporation ..............................   4,489,680
  317,000  Willis Group Holdings Limited ...................  11,792,400
                                                            ------------
                                                              38,957,580
                                                            ------------
           Health Care - Equipment -- 7.37%
  253,500  Apogent Technologies Inc. * .....................   7,777,380
  155,000  Biomet, Inc. ....................................   5,945,800
  210,000  Boston Scientific Corporation * .................   8,899,800
  112,500  Cyberonics, Inc. * ..............................   2,695,500
   85,000  DENTSPLY International Inc. .....................   3,768,050
   85,500  Guidant Corporation .............................   5,418,135
   95,000  Respironics, Inc. * .............................   5,131,900
                                                            ------------
                                                              39,636,565
                                                            ------------
           Health Care - Pharmaceuticals
            & Biotechnology -- 6.20%
   55,000  Allergan, Inc. ..................................   4,628,800
   74,750  Biogen Idec Inc. * ..............................   4,156,100
   36,000  Biotech HOLDRS Trust * ..........................   5,115,600
   86,500  Forest Laboratories, Inc. * .....................   6,195,130
  170,000  Medicis Pharmaceutical Corporation - Class A ....   6,800,000
  220,326  Shire Pharmaceuticals Group PLC * ...............   6,484,194
                                                            ------------
                                                              33,379,824
                                                            ------------
           Health Care - Services -- 8.36%
   23,252  Cardinal Health, Inc. ...........................   1,602,063
   85,000  DaVita, Inc. * ..................................   4,058,750
   40,000  First Health Group Corp. * ......................     874,400
  240,883  Health Management Associates, Inc. ..............   5,590,894
  350,000  IMS Health Incorporated .........................   8,141,000
   13,800  Patterson Dental Company * ......................     946,818
  183,500  Priority Healthcare Corporation * ...............   3,906,715
  287,500  Renal Care Group, Inc. * ........................  13,156,000
  145,000  Universal Health Services, Inc. - Class B .......   6,680,150
                                                            ------------
                                                              44,956,790
                                                            ------------
           Industrials - Capital Goods -- 1.61%
  161,500  Fastenal Company ................................   8,670,935
                                                            ------------
           Industrials - Commercial Services
            & Supplies -- 5.99%
  351,000  ARAMARK Corporation .............................   9,620,910
  226,604  ChoicePoint Inc. * ..............................   8,617,750
  182,500  Cintas Corporation ..............................   7,936,925
  130,000  Manpower Inc. ...................................   6,045,000
                                                            ------------
                                                              32,220,585
                                                            ------------
           Industrials - Transportation -- 1.39%
  190,000  Expeditors International of Washington, Inc. ....   7,503,100
                                                            ------------
           Information Technology -
            Communication Equipment -- 1.90%
  170,000  Harris Corporation ..............................   8,229,700
  230,000  Tellabs, Inc. * .................................   1,984,900
                                                            ------------
                                                              10,214,600
                                                             ------------
           Information Technology -
            Hardware & Equipment -- 6.75%
   20,000  Black Box Corporation ...........................   1,071,800
  145,000  CDW Corporation .................................   9,803,450
  155,000  Molex Incorporated - Class A ....................   4,036,200
   51,400  Plantronics, Inc. * .............................   1,881,754
  105,000  QLogic Corporation * ............................   3,466,050
   95,000  Tech Data Corporation * .........................   3,889,300
  252,500  Vishay Intertechnology, Inc. * ..................   5,388,350
   97,500  Zebra Technologies Corporation - Class A * ......   6,763,575
                                                            ------------
                                                              36,300,479
                                                            ------------
           Information Technology -
            Semiconductors & Equipment -- 2.11%
  142,000  Intersil Holding Corporation - Class A ..........   3,165,180
  100,000  LSI Logic Corporation * .........................     934,000
  273,750  Microchip Technology Incorporated ...............   7,270,800
                                                            ------------
                                                              11,369,980
                                                            ------------
           Information Technology -
            Software & Services -- 7.88%
  145,000  Affiliated Computer Services, Inc. * ............   7,525,500
  122,500  BEA Systems, Inc. * .............................   1,563,100
   85,300  Check Point Software Technologies Ltd. * ........   1,942,281
  275,937  Fiserv, Inc. * ..................................   9,870,266
  213,500  Hewitt Associates, Inc. * .......................   6,834,135
  170,000  Jabil Circuit, Inc. * ...........................   5,003,100
  220,000  Keane, Inc. * ...................................   3,462,800
  225,000  SunGard Data Systems Inc. * .....................   6,165,000
                                                            ------------
                                                              42,366,182
                                                            ------------
           Materials -- 1.36%
  281,400  Bemis Company, Inc. .............................   7,316,400
                                                            ------------
           Utilities -- 1.43%
  128,009  Kinder Morgan Management, LLC ...................   5,414,779
   97,500  MDU Resources Group, Inc. .......................   2,290,275
                                                            ------------
                                                               7,705,054
                                                            ------------
             TOTAL COMMON STOCKS
              (cost $338,973,330) .......................... 517,052,545
                                                            ------------
SHORT-TERM INVESTMENTS -- 4.00%
            Commercial Paper -- 3.76%
$1,000,000  Fiserv, Inc.
             04/02/04, 1.40% ...............................     999,961
 1,500,000  General Capital Services Inc.
             04/05/04, 1.04% ...............................   1,499,826
 1,000,000  Fiserv, Inc.
             04/06/04, 1.40% ...............................     999,805
 1,000,000  Fiserv, Inc.
             04/07/04, 1.40% ...............................     999,767
 1,000,000  Marcus Corporation
             04/08/04, 1.40% ...............................     999,728
 1,250,000  General Motors Acceptance Corporation
             04/12/04, 1.26% ...............................   1,249,519
 1,000,000  John Deere Capital Corporation
             04/14/04, 1.06% ...............................     999,617
 3,000,000  General Mills Inc.
             04/16/04, 1.07% ...............................   2,998,663
 1,500,000  General Mills Inc.
             04/21/04, 1.07% ...............................   1,499,108
 1,500,000  Fiserv, Inc.
             04/23/04, 1.40% ...............................   1,498,717
 2,000,000  Prudential Financial, Inc.
             04/27/04, 1.06% ...............................   1,998,469
 1,000,000  Prudential Financial, Inc.
             04/29/04, 1.05% ...............................     999,183
 1,500,000  Schering-Plough Corporation
             05/03/04, 1.09% ...............................   1,498,547
 1,000,000  Mortgage Interest Networking Trust
             05/05/04, 1.03% ...............................     999,027
 1,000,000  Fiserv, Inc.
             05/07/04, 1.40% ...............................     998,600
                                                            ------------
                                                              20,238,537
                                                            ------------
           Variable Rate Demand Note -- 0.24%
1,253,397  U.S. Bank N.A.
            04/01/04, 0.84% ................................   1,253,397
                                                            ------------
             TOTAL SHORT-TERM
              INVESTMENTS
              (cost $21,491,934) ...........................  21,491,934
                                                            ------------
             TOTAL INVESTMENTS
              (cost $360,465,264)-- 100.11% ................ 538,544,479
                                                            ------------
           LIABILITIES, NET OF
            OTHER ASSETS -- (0.11%).........................    (571,800)
                                                            ------------
             TOTAL NET ASSETS
              (Basis of percentages
               disclosed above)-- 100% ..................... 537,972,679
                                                            ------------
                                                            ------------
* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2004 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $360,465,264) ....   $538,544,479
                                                                  ------------
    Receivables -
        Dividend and interest .................................        307,471
        Other .................................................         17,709
                                                                  ------------
              Total receivables ...............................        325,180
                                                                  ------------
              Total assets ....................................    538,869,659
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................        545,713
         Management fee .......................................        242,257
         Other payables and accrued expense ...................        109,010
                                                                  ------------
              Total liabilities ...............................        896,980
                                                                  ------------
              Total net assets ................................   $537,972,679
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $351,568,611
    Net unrealized appreciation on investments ................    178,079,215
    Accumulated undistributed net realized gain
     on investments ...........................................      8,411,479
    Accumulated net investment loss  ..........................        (86,626)
                                                                  ------------
              Total net assets ................................   $537,972,679
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 ($537,972,679 / 24,139,975 shares outstanding) ...............         $22.29
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the six months ended March 31, 2004 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $ 1,408,032
    Interest ..................................................        152,261
                                                                  ------------
         Total income .........................................      1,560,293
                                                                  ------------
EXPENSES
    Management fee ............................................      1,387,356
    Transfer agent fees .......................................        134,379
    Postage and mailing .......................................         41,046
    Registration fees .........................................         19,858
    Printing ..................................................         14,024
    Custodian fees ............................................         13,174
    Audit and tax fees ........................................         11,000
    Insurance ................................................           7,133
    Legal Fees ...............................................           6,269
    Accounting system and pricing service fees ................          5,664
    Directors' fees ...........................................          5,000
    Other operating expenses ..................................          2,016
                                                                  ------------
         Total expenses .......................................      1,646,919
                                                                  ------------
         Net investment loss ..................................        (86,626)
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS ..............................     10,522,547
                                                                  ------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........     71,122,904
                                                                  ------------
    Net realized and unrealized gain on investments ...........     81,645,451
                                                                  ------------
    Net increase in net assets resulting from operations ......   $ 81,558,825
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the six months ended March 31, 2004 (unaudited) and the year ended
September 30, 2003
-------------------------------------------------------------------------------
                                               Six Months
                                             Ended 03/31/2004         2003
                                             ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment loss .................... $     (86,626)      $    (245,378)
    Net realized gain
     on investments ........................    10,522,547           4,317,258
    Change in net unrealized
     appreciation on investments ...........    71,122,904          88,156,556
                                             -------------       -------------
         Net increase in net
          assets resulting from operations .    81,558,825          92,228,436
                                             -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain on investments ..       (37,694)                --
                                             -------------       -------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (586,280 and 5,517,256
     shares, respectively) .................    12,452,464          90,154,057
    Reinvestment of distributions
     (1,694 and 0
     shares, respectively) .................        35,767                  --
    Cost of shares redeemed
     (1,350,549 and 7,239,686
     shares, respectively) .................  (28,491,650)       (118,417,042)
                                             -------------       -------------
         Decrease in net assets
          derived from capital share
          transactions .....................   (16,003,419)        (28,262,985)
                                             -------------       -------------
         Total increase in net assets ......    65,517,712          63,965,451
                                             -------------       -------------
NET ASSETS
    Beginning of period ....................   472,454,967         408,489,516
                                             -------------       -------------
    End of period (including accumulated
    net investment loss of $(86,626)
    and $0, respectively) ..................  $537,972,679        $472,454,967
                                             -------------       -------------
                                             -------------       -------------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
March 31, 2004 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal,
         institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Restricted securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at March 31, 2004, no reclassifications were recorded.  The tax character of distributions paid during the six months ended March 31, 2004 and the year ended September 30, 2003 were as follows:
                                            03/31/2004        09/30/2003
                                           ------------      ------------
              Distributions paid from:
              Long-term capital gain...... $    37,694       $        --
                                           ------------      ------------
                                           ------------      ------------
         As of March 31, 2004, investment cost for federal tax purposes was
         $360,465,264 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $187,623,518
              Unrealized depreciation .......................   (9,544,303)
                                                              ------------
              Net unrealized appreciation ...................  178,079,215
                                                              ------------
              Undistributed ordinary income (loss) ..........      (86,626)
              Accumulated undistributed net realized capital
               gain .........................................    8,411,479
              Paid in capital ...............................  351,568,611
                                                              ------------
              Net assets .................................... $537,972,679
                                                              ------------
                                                              ------------
         There were no differences between the book-basis and tax-basis components of net assets.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended March 31, 2004.
(3) Investment Transactions --
    For the period ended March 31, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $35,842,812 and $45,375,321, respectively.
Historical Record (unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
October 17, 1983 * .....  $10.00        $  --          $   --             --            $10,000
September 30, 1984 .....   11.66           --              --            12.6 times      11,660
September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742
September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581
September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108
September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766
September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291
September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888
September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250
September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052
September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885
September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020
September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205
September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922
September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206
September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845
September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864
September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527
September 30, 2001 .....   17.54           --           13.1200          23.4            76,361
September 30, 2002 .....   15.34           --            0.5766          22.2            68,730
September 20, 2003 .....   18.97           --               -            22.9            84,994
March 31, 2004     .....   22.29           --            0.0015(a)       25.7            99,877
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid $0.00154 on December 26, 2003 to shareholders of record on December 24, 2003.

      Range in quarter end price/earnings ratios
          High                          Low
------------------------      ------------------------
September 30, 2000  35.1      September 30, 1985  11.7
AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.
A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                                Nicholas II
                                                           -------------------
    $1,000 initial investment on .......................  10/17/83* 03/31/94
    Number of years investing $100 each month following
     the date of initial investment ....................      20.5        10
    Total cash invested ................................   $25,600   $13,000
    Total dividends and capital gains distributions
     reinvested ........................................   $64,323   $ 9,086
    Total full shares owned at 03/31/2004...............     3,944       881
    Total market value at 03/31/2004....................   $87,931   $19,660
The results above assume purchase on the last day of the month.  The Nicholas Automatic Investment
Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
* Date of Initial Public Offering.
Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                  KATHLEEN A. EVANS, Assistant Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                               NICHOLAS II, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
March 31, 2004

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Applicable only for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/27/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/27/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/27/2004